Nature of Operations (Details) - km²	Dec. 31, 2021	Mar. 31, 2020
NORI
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Area of exploration granted (in square km).	74,830
Marawa
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Area of exploration granted (in square km).	74,990
TOML
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Area of exploration granted (in square km).		74,713